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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597


                      Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Tax-Free Income Fund
Schedule of Investments  9/30/06
Principal
 Amount                                                           Value

          Municipal Bonds - 100.3 %
          Alabama - 9.6 %
1,000,000 Alabama 21st Century Authority, 5.25%, 12/1/06       $1,001,530
2,355,000 Alabama Agriculture and Mechanical Univ, 4.65%,11/1/1 2,437,778
2,245,000 Alabama Agriculture and Mechanical, 4.55%, 11/1/09    2,308,736
2,050,000 Alabama Special Care Faculity Fing Auth, Floating Rat 2,078,946 8,000,000 Alabama State Public School & College Auth, 5.125%, 1 8,333,120
 860,000 Alabama Water Pollution Ctl Authority, 5.375%, 8/15/1 869,847 1,840,000 Alabama Water Pollution Ctl Authority, 5.4%, 8/15/11 1,861,381 3,890,000 Alabama Water Pollution Ctl Authority, 5.5%, 8/15/16 3,937,925
2,125,000 Auburn University Alabama General Fee, 5.5%, 6/1/12   2,298,039
 955,000  Birmingham Alabama Industries Water Board, 6.2%, 7/1/  961,351
1,045,000 Clark & Mobile County, 5.6%, 12/1/17                  1,069,380
2,500,000 DCH Health Care Authority, 5.125%, 6/1/36             2,605,350
 100,000  Decatur Alabama Ref Water, 2.4%, 12/1/06                99,720
 905,000  Dothan Alabama Water, 5.05%, 9/1/09                    942,594
1,515,000 Dothan Alabama Water, 5.1%, 9/1/10                    1,593,689
 390,000  Florence Alabama Water General, 4.35%, 12/1/07         393,713
 790,000  Florence Alabama Water General, 4.35%, 12/1/07         797,521
 405,000  Florence Alabama Water General, 4.4%, 12/1/08          412,375
 825,000  Florence Alabama Water General, 4.4%, 12/1/08          840,023
 865,000  Florence Alabama Water General, 4.5%, 12/1/09          890,197
 445,000  Florence Alabama Water General, 4.6%, 12/1/10          463,027
 900,000  Florence Alabama Water General, 4.6%, 12/1/10          936,459
1,025,000 Florence Alabama Water General, 4.7%, 12/1/13         1,065,570
 550,000  Hunstville Alabama Electric System, 4.6%, 12/1/09      566,825
 660,000  Hunstville Alabama Electric System, 4.7%, 12/1/10      680,981
 680,000  Hunstville Alabama Electric System, 4.8%, 12/1/11      701,814
1,445,000 Huntsville Alabama General, 4.75%, 11/1/18            1,482,989
1,895,000 Huntsville Alabama, 5.125%, 5/1/20                    2,054,009
5,000,000 Jefferson County Ala Pub Bldg, 5.125%, 4/1/19         5,428,400
1,000,000 Jefferson County Alabama School, 5.1%, 2/15/10        1,048,890
 725,000  Madison Ala Wtr & Wstwtr Brd, 4.6%, 12/1/11            750,919
 945,000  Mobile Ala Reg & Impt Wts Gen, 0%, 2/15/09             949,810
4,125,000 Montogomery Ala Wtrwks & San Swr, 5.25%, 9/1/18       4,423,444
1,005,000 Shelby Cnty Ala Brd Ed Cap, 4.8%, 2/1/10              1,042,165
 500,000  Southeast, AL Gas Dist 5.3%, 6/1/2012                  535,270
 310,000  University Ala Revenue Bond, 4.6%, 6/1/09              318,330
 890,000  University Ala Revenue Bond, 4.6%, 6/1/09              913,576
 340,000  University Ala Revenue Bond, 4.7%, 6/1/10              349,360
 960,000  University Ala Revenue Bond, 4.7%, 6/1/10              985,152
 395,000  University Ala Revenue Bond, 4.75%, 6/1/11             406,005
1,105,000 University Ala Revenue Bond, 4.75%, 6/1/11            1,134,437
                                                               $61,970,647
          Arizona - 3.1 %
 345,000 Maricopa County Arizona Developement Authority Health$ 348,833 4,655,000 Maricopa County Arizona Industrial Development Author 4,757,969
1,000,000 Maricopa County School District, 7.0%, 7/1/07         1,025,340
1,000,000 Maricopa County School District, 7.0%, 7/1/08         1,057,790
4,000,000 Phoenix Arizona Civic Impt Corp Distr Rev, 0.0%, 7/1/ 3,372,160 8,005,000 Phoenix Arizona Civic Impt Corp Distr Rev; 0.0%, 7/1/ 6,760,703
2,400,000 Scottsdale Memorial Hospital, 5.5%, 9/1/12            2,550,888
 500,000  Tempe AZ Un High Sch Dist, 4.5%, 7/1/11                512,775
                                                               $20,386,458
          California - 9.9 %
5,000,000 Alhambra California CTFS Part, 6.75%, 9/1/23         $6,107,500
18,875,000California County Tobacco, 0.0%, 6/1/33               4,080,398
6,000,000 California County Tobacco, 5.25%, 6/1/46              6,065,100
10,000,000California Statewide Cmntys Dev Auth, 4.25%, 11/1/33  10,282,600
4,875,000 California Statewide Cmntys Dev Auth, 5.0%, 5/15/30   5,017,399
5,125,000 California Statewide Cmntys Dev Auth, 5.0%, 5/15/38   5,254,663
4,000,000 Del Mar California Race Track, 5.0%, 8/15/25          4,156,720
1,000,000 Franklin-McKinley California School District, 6.0%, 7 1,184,140
4,525,000 Golden State Tobacco Securitization, 7.8%, 6/1/42     5,519,912
1,000,000 Golden State Tobacco Securitization, 7.875%, 6/1/42   1,224,220
3,000,000 Golden State Tobacco Securitization, 7.9%, 6/1/42     3,677,010
1,175,000 Lucia Mar Uni School District, 0.0%, 8/1/20            650,374
 200,000  Sacramento CA Mun Util Dist 5.5%, 2/1/11               207,596
4,765,000 San Mateo Cnty Calif Tran Dist, 5.25%, 6/1/16         5,029,172
3,600,000 Saugus Calif Un School Dist 0.0%, 8/1/23              1,712,880
1,210,000 Saugus Calif Un School Dist 0.0%, 8/1/24               548,953
3,000,000 West VY Mission Community College CA, 5.0%, 8/1/30    3,184,170
                                                               $63,902,807
          Colorado - 2.2 %
  25,000  Colorado Housing Finance Authority, Series A-3, 7.0%,$  25,362
  45,000  Colorado Housing Finance Authority, Series B-2, 7.45%   45,711
 140,000 Colorado Housing Finance Authority, Series B-3, 6.55% 141,922 3,575,000 Douglas County School District Region1, 7.0%, 12/15/1 4,310,914
10,000,000E-470 Public Hwy Ath Colorado, 0.0%, 9/1/37           2,206,200
6,765,000 University of CO Regts Partn, 6.0%, 12/1/22           7,363,026
                                                               $14,093,135
          Connecticut - 1.1 %
1,000,000 Connecticut State Health & Education, 5.5%, 7/1/17   $1,084,870
5,500,000 Conneticut State Health & Edl, 5.0%, 7/1/31           5,826,260
                                                               $6,911,130
          District of Columbia - 1.5 %
8,825,000 District of Columbia Tobacco Settlement Financing Cor$9,649,785
                                                               $9,649,785
          Florida - 3.8 %
1,760,000 Dade County Florida General Obligation, 7.7%, 10/1/08$1,897,421
1,000,000 Dade County Florida General, 7.7%, 10/1/12            1,202,010
1,500,000 Emerald Coast Florida Utilities Authority Revenue, 4. 1,444,890
3,000,000 Halifax Hospital Medical Center Fla, 5.375%, 6/1/46   3,155,250
1,835,000 Hillsborough County Florida, 5.0%, 10/1/21            1,937,026
2,000,000 Hillsborough County Florida, 5.25%, 10/1/26           2,139,740
9,550,000 Jacksonville Florida District, 5.0%, 10/1/20          9,751,314
2,450,000 Key West Florida Utility Brd Electric, 6.0%, 10/1/13  2,798,194
  35,000  Manatee County Florida, 7.2%, 5/1/28                    35,512
                                                               $24,361,357
          Hawaii - 0.8 %
5,000,000 Hawaii St Dept Budget & Fin, 6.4%, 7/1/13            $5,468,550
                                                               $5,468,550
          Illinois - 7.1 %
4,485,000 Chicago Board of Education, 5.75%, 12/1/27           $4,684,896
 515,000  Chicago Board of Education, 5.75%, 12/1/27             537,954
 495,000  Chicago IL Tax Increment, 5.0%, 11/15/10               514,498
10,000,000Chicago Illinois O'Hare International Airport, 5.0%,  10,482,500
 215,000  Chicago Illinois Single Family Mortgage, 6.45%, 9/1/2  219,911
10,675,000Illinios Financial Authority, 5.0%, 5/1/25            11,059,727
5,000,000 Illinois Finance Authority, 5.0%, 4/01/31             5,156,450
5,000,000 Illinois Finance Authority, 5.0%, 4/1/36              5,137,100
 835,000 Illinois Health Facilities Authority Revenue, 6.7%, 3 835,134 1,145,000 Illinois Housing Development Authority Revenue Multi- 1,490,790 1,000,000 Kane County Illinois School District #129 Aurora West 1,132,890
3,000,000 University of Illinois Revenue, 5.75%, 1/15/16        3,204,270
3,000,000 Will Cnty Ill Fst Presv Dist, 0.0%, 12/1/18           1,798,080
                                                               $46,254,200
          Indiana - 2.5 %
5,000,000 Indiana Health & Edl Fac Authority, 5.0%, 2/15/36    $5,135,350
1,250,000 Indiana St Dev Fin, 5.75%, 10/1/11                    1,297,500
1,000,000 Indiana University Revenue, 5.8%, 11/15/10            1,082,560
1,400,000 Indianapolis Local Public Improvement Board Board Rev 1,609,230 3,400,000 Indianapolis Local Public Improvement Board Revenue, 3,956,750 1,000,000 Lawrence Township Metropolitan School District Revenu 1,170,590
2,000,000 Sarah Scott Middle School Revenue, 5.75%, 1/15/19     2,052,580
                                                               $16,304,560
          Kansas - 1.4 %
9,000,000 Burlington Kansas Pollution, 4.85%, 6/1/31           $9,257,130
                                                               $9,257,130
          Kentucky - 0.4 %
2,000,000 Carrollton & Henders, 5.0%, 1/1/09                   $2,060,460
 500,000  Kentucky Economic Dev Fin, 6.25%, 10/1/12              536,215
                                                               $2,596,675
          Lousiana - 0.4 %
1,060,000 Louisiana Public Facilities Authority Revenue, 6.25%,$1,069,190
 500,000  Louisiana Public Facilities Authority, 5.0%, 7/1/31    515,545
1,085,000 Lousiana Local Government Envir Cmnty, 5.25%, 12/1/18 1,185,059
                                                               $2,769,794
          Massachusetts - 7.9 %
 590,000  Lawrence Mass 5.0%, 2/1/26                           $ 632,291
 510,000  Lawrence Mass, 5.0%, 2/1/23                            549,229
 535,000  Lawrence Mass, 5.0%, 2/1/24                            574,751
 560,000  Lawrence Mass, 5.0%, 2/1/25                            601,121
9,990,000 Massachusetts Bay Trans Authority, 5.0%, 7/1/31       11,228,760
5,000,000 Massachusetts Bay Transit Auth, 5.25%, 7/1/31         5,811,450
2,000,000 Massachusetts Health & Educational Facilites Authorit 2,192,040 5,290,000 Massachusetts Health & Educational Facilites Authorit 5,735,524 1,000,000 Massachusetts Health & Educational Facilities Authori 1,099,970 1,000,000 Massachusetts Health & Educational Facilities Authori 1,119,820 2,000,000 Massachusetts Health & Educational Facilities Authori 2,198,080 2,500,000 Massachusetts Health & Educational Facilities, 5.5%, 2,605,550 1,250,000 Massachusetts Health & Educational Facilties Authorit 1,357,488 1,145,000 Massachusetts Health & Educational Facitilties Author 1,230,829
8,170,000 Massachusetts State Dedicated Tax, 5.5%, 1/1/29       9,761,761
1,500,000 Massachusetts State Development Finance Agency, 6.375 1,684,440
1,365,000 Springfield MA Water & Sewer, 5.0%, 7/15/25           1,460,919
1,330,000 Springfield MA Water & Sewer, 5.0%, 7/15/26           1,421,251
                                                               $51,265,274
          Maryland - 0.3 %
2,045,000 Prince Georges Cnty Md General, 5.0%, 12/1/15        $2,228,212
                                                               $2,228,212
          Maine - 0.0 %
 300,000  Maine Mun Bd Bk, 5.0%, 11/1/09                       $ 311,832
                                                               $ 311,832
          Michigan - 3.1 %
6,540,000 Detroit Mich Sewer Disposal 4.25%, 7/1/25            $6,431,632
1,500,000 John Tolfree Health System, 6.0%, 9/15/23             1,543,500
3,230,000 Michigan St Hospital Fin. Auth, 5.5%, 11/1/14         3,511,818
 400,000  Michigan St Trunk Line, 5.5%, 11/1/10                  429,636
4,000,000 Michigan State Hospital Finance Authority, 6.0%, 2/1/ 4,001,480
6,485,000 Wayne Charter County SPL, 6.75%, 12/1/15 (d)          4,047,483
                                                               $19,965,549
          Minnesota - 1.5 %
5,000,000 Becker, Minnesota Pollution Control Revenue Northern $6,188,600
2,175,000 Centennial Indpt School Dist, 5.6%, 2/1/07            2,190,269
1,000,000 Laurentian Energy Authority Minnesota Cogeneration, 5 1,027,480
                                                               $9,406,349
          Missouri - 0.1 %
 400,000  Missouri State Housing Development Common Mortgage Re$ 412,008

                                                               $ 412,008
          Mississippi - 1.4 %
1,800,000 Columbus Miss Indl Dev Rev, 5.9%, 12/1/11            $1,913,382
6,000,000 Lowndes County MS Solid Waste Disposal & Pollution Co 7,233,300
                                                               $9,146,682
          Montana - 0.1 %
 500,000  Forsyth Pollution Control Revenue, 5.2%, 5/1/33      $ 513,695
                                                               $ 513,695
          North Carolina - 2.9 %
 135,000  Charlotte NC SPL Facs Rev, 5.6%, 07/1/27             $ 135,032
6,000,000 Charlotte-Mecklenburg Hospital Authority, 5.0%, 1/15/ 6,191,520 1,000,000 Henderson County North Carolina Certificate Participa 1,010,110 2,180,000 Henderson County North Carolina Certificate Participa 2,356,231
5,950,000 North Carolina Cap, 5.0%, 10/1/41                     6,235,600
1,000,000 Randolph County North Carolina, 4.25%, 2/1/23          996,450
2,060,000 Randolph County North Carolina, 4.25%, 2/1/24         2,039,956
                                                               $18,964,899
          North Dakota - 0.2 %
 430,000 North Dakota State Housing Finance Agency Revenue, 5.$ 436,652 680,000 North Dakota State Housing Finance Agency Revenue, 6. 690,227
                                                               $1,126,879
          Nebraska - 1.2 %
3,615,948 Energy America Nebraska Natural Gas Revenue, 5.45%, 4$3,602,749
1,325,000 Municipal Energy Agency, 6.0%, 4/1/08                 1,371,985
2,600,000 Nebraska Investment Finance Authority Single Family,  2,614,872
                                                               $7,589,606
          New Hampshire - 1.2 %
4,000,000 Manchester New Hampshire School Revenue, 5.5%, 6/1/2$4,416,320 1,250,000 New Hampshire Health & Education Facilities Authority 1,333,388 2,000,000 New Hampshire Health & Educational Facilities Authori 2,145,060
 185,000  New Hampshire State Housing Finance Authority, 6.125%  188,661
                                                               $8,083,429
          New Jersey - 2.1 %
1,165,000 Cumberland County NJ Impt Authority Solid Waste Syste$1,184,094 5,185,000 New Jersey Economic Development Authority Special Fac 5,467,531 1,000,000 Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/43 1,092,600
5,215,000 Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39 5,868,440
                                                               $13,612,665
          Nevada - 0.8 %
5,000,000 Truckee Meadows Nev Wtr Auth, 4.875%, 7/1/34         $5,130,500
                                                               $5,130,500
          New York - 3.7 %
1,000,000 Albany Individual Development, 6.0%, 7/1/19          $1,081,390
10,000,000Long Island Power Authority, 5.0%, 12/1/22            10,681,800
 400,000  Metropolitan Transn Auth NY, 5.5%, 7/1/14              445,852
6,900,000 New York City, NY, Industrial, 6.9%, 8/1/24           6,901,104
2,000,000 New York NY City Transportation Finance Authority Rev 2,164,660
3,110,000 New York NY City, 5.4%, 7/1/19                        2,896,436
                                                               $24,171,242
          Ohio - 2.6 %
2,870,000 Cleveland Ohio General Obligation, 5.75%, 8/1/13     $3,232,998
9,700,000 Ohio St Higher Ed Cap Fac, 5.2%, 2/1/10               10,208,668
 400,000  Ohio State Bldg Auth Ref, 5.5%, 10/1/11                434,336
 500,000  Ohio State Building Authority Revenue, 6.0%, 10/1/08   523,610
1,000,000 University of Cincinnati, 5.75%,  6/1/18              1,101,920
1,000,000 University of Cincinnati, 5.75%, 6/1/19               1,101,920
                                                               $16,603,452
          Oklahoma - 1.0 %
1,530,000 Moore Okla General Obligation, 5.75%, 4/1/12         $1,679,741
2,500,000 Tulsa Municipal Airport Revenue, 6.0%, 6/1/35         2,524,275
2,220,000 Tulsa Municipal Airport Revenue, 6.25%, 6/1/20        2,224,595
                                                               $6,428,611
          Oregon - 1.6 %
1,165,000 Jackson County School District Np. 4, 5.5%, 6/15/17  $1,262,161
 315,000  Klamath Falls Inter-Community Hospital Authority Reve  354,596
 185,000  Klamath Falls Inter-Community Hospital Authority Reve  200,436
1,000,000 Portland Urband Development, 5.75%,  6/15/08          1,079,870
1,650,000 Wasco County School District, 5.5%, 6/15/19           1,907,136
5,285,000 Washington Cnty Ore Crim Just, 5.0%, 12/1/09          5,367,710
                                                               $10,171,909
          Pennsylvania - 2.7 %
4,000,000 Allentown Pennsylvania Area Hospital Authority, 6.0%,$4,133,320 1,165,000 Chester County Pennsylvania Health & Education Facult 1,234,073 1,650,000 Chester County Pennsylvania Health & Education Facult 1,709,466
1,220,000 Chester County Pennsylvania Health, 5.0%, 11/1/20     1,289,259
1,000,000 Columbia County PA Hospital Authority, 5.8%, 6/1/19    934,190
5,000,000 Delaware County Pennsylvania Industrial Development A 5,135,450
1,000,000 Montgomery County PA Indl, 5.0%, 12/1/24              1,024,600
1,000,000 Montgomery County PA Indl, 5.0%, 12/1/30              1,017,590
 500,000  Philadelphia Pennsylvania Pkg, 4.875%, 9/1/09          517,700
 250,000  Sayre Health Care Facility Authority Revenue, 5.75%,   269,605
                                                               $17,265,253
          Puerto Rico - 3.0 %
10,000,000Puerto Rico Convention Center Authority, 5.0%, 7/1/24$10,792,200
5,000,000 Puerto Rico Electric Power, 0.0%, 7/1/17*             3,282,900
3,305,000 Puerto Rico Electric Power, 0.0%, 7/1/17*             2,190,719
2,650,000 Puerto Rico Municipal Financial  Agency, 5.875%, 8/1/ 2,845,676
                                                               $19,111,495
          Rhode Island - 0.5 %
 250,000 Rhode Island State Health & Education Facilities Auth$ 286,803 415,000 Rhode Island State Health & Educational Building Corp 474,316
  65,000  Rhode Island State Health & Educational Building Corp   71,758
2,100,000 Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42 2,236,080
                                                               $3,068,957
          South Carolina - 2.3 %
 500,000  SC Jobs Economic Dev Auth, 6.0%, 8/1/13              $ 556,695
1,000,000 Scago Edl Facs Corp For Spartanburg Sch Dist No 3, 5. 1,051,620
5,000,000 South Carolina Edl Facs Auth, 5.0%, 10/1/38           5,236,550
 165,000  South Carolina Housing Finance & Development Authorit  165,190

3,560,000 South Carolina Jobs Economic, 6.875%, 8/1/27          4,221,128
 440,000  South Carolina Jobs Economic, 6.875%, 8/1/27           509,872
2,500,000 Tobacco Settlement Revenue Management, 6.375%, 5/15/3 2,868,775
                                                               $14,609,830
          South Dakota - 0.0 %
  65,000  South Dakota Conservancy District Revenue, 5.625%, 8/$  65,744
                                                               $  65,744
          Tennessee - 3.5 %
1,570,000 Clarksville Tennessee Water and Gas, 5.15%, 2/1/14   $1,716,858
1,000,000 Johnson City Tennessee General, 4.7%, 6/1/12          1,055,520
1,000,000 Johnson City Tennessee Health & Education, 5.5%, 7/1/ 1,063,560
1,000,000 Knox County Health Facility, 6.375%, 4/15/22          1,095,280
1,500,000 Knox County Health Facility, 6.5%, 4/15/31            1,653,570
 750,000  Knoxville Cnty Tennessee Ser A, 5.0%, 5/1/13           735,428
 750,000  Knoxville Cnty Tn Health Edl & Hsg, 7.25%, 1/1/08      783,180
1,000,000 Knoxville Tennessee Water Systems, 5.0%, 3/1/13       1,042,380
1,000,000 Memphis Tenn General Obligation, 6.0%, 11/1/06        1,002,070
1,000,000 Met Govt Nash/Davidson Cnty Tn, 5.5%, 5/15/12         1,094,530
1,000,000 Met Govt Nash/Davidson Cnty Tn, 5.5%, 5/15/14         1,114,760
1,500,000 Met Govt Nash/Davidson Cnty Tn, 6.0%, 12/1/09         1,610,655
 500,000  Met Govt Nash/Davidson Cnty Tn, 6.0%, 7/1/07           509,135
1,000,000 Met Govt Nash/Davidson Cnty Tn, 7.5%, 11/15/12        1,194,490
 500,000  Metro Nashville Tn Airport Ser A, 6.625%, 7/1/07       510,985
1,000,000 Oak Ridge tenn General, 5.0%, 4/1/13                  1,054,770
1,000,000 Putnam Cnty Tenn General, 5.5%, 4/1/19                1,064,080
1,000,000 Shelby Cnty Tenn General, 5.25%, 12/1/10              1,012,620
2,500,000 Shelby Cnty Tn Health Edl Hsg, 6.25%, 8/1/07          2,555,725
 550,000  Williamson Cnty Tenn General, 5.1%, 3/1/14             577,412
 500,000  Williamson Cnty Tenn General, 6.0%, 3/1/08             517,110
                                                               $22,964,118
          Texas - 7.4 %
7,000,000 Brazos River Authority Pollution Control Revenue, 7.7$8,180,690
 750,000  Carroll Independent School District, 6.75%, 8/15/21    965,775
 850,000  Carroll Independent School District, 6.75%, 8/15/22   1,103,912
1,000,000 Georgetown Health Facilities Developement Corp., 6.25 1,083,370 1,000,000 Harris County Health Facilties Development Authority, 1,124,690
1,000,000 Harris County Texas Housing, 7.0%, 3/1/07             1,012,690
3,600,000 Katy Independant Shcool Distirct, Texas, GO, 0.0%, 8/ 3,615,588
3,350,000 Mesquite Texas Independent, 4.7%, 8/15/08             3,384,472
 650,000 Mesquite Texas Independent, 4.7%, 8/15/08 (unrefunded 656,520 5,000,000 Port Corpus Christi Industrial Development Corp., 5.4 5,171,950
1,000,000 Richardson Tx Indpt School Dis, 4.75%, 2/15/22        1,007,780
  10,000  San Antonio Tex General, 4.75%, 2/1/19                  10,266
1,580,000 San Antonio Tex General, 4.75%, 2/1/19                1,609,672
 300,000  San Felipe Del Rio Texas Cons, 5.0%, 8/15/12           315,561
2,310,000 Texas Clear Creek Independent School District General 2,039,846 2,050,000 Texas Keller Independent School District General Obli 1,772,922 5,500,000 Texas Public Finance Authority Building Revenue, 0.0% 5,240,895 2,750,000 Texas Public Finance Authority Building Revenue, 0.0% 2,428,388
 500,000  Tomball TX Independent Sch, 5.0%, 2/15/11              528,265
3,500,000 Weslaco Health Facilities, 6.25%, 6/1/25              3,788,820
2,000,000 Weslaco Health Facilities, 6.25%, 6/1/32              2,152,620
1,000,000 Whitehouse Tx Indt School Dist, 4.8%, 2/15/12         1,015,250
                                                               $48,209,942
          Virginia - 0.8 %
1,500,000 Amherst Virginia Development, 4.75%, 9/1/30          $1,523,685
2,500,000 Henrico County Virginia, Variable Rate, 8/23/27       3,433,750
                                                               $4,957,435
          Washington - 4.4 %
1,500,000 Clark County School District No. 037 Vancouver, 5.5%,$1,624,155
3,000,000 King & Snohomish Cntys Wa, 5.0%, 6/1/16               3,245,730
1,095,000 King Cnty Wa Public Hosp Dist., 5.25%, 12/1/13        1,140,870
 300,000  King Cnty Wash Sch Dist No 415, 5.5%, 6/1/13           331,878
 165,000  King County General Obligation ,6.625%, 12/1/15        173,976
 500,000  Renton Wash Water & Sewer, 4.4%, 12/1/15               515,290
 500,000  Seattle WA Libr Facs, 5.375%, 12/1/10                  526,510
2,250,000 Snohmish County Public Utlility District Revenue, 5.7 2,471,378 2,500,000 Snohomish County Public Utility District Revenue, 6.8 3,068,750 2,465,000 Spokane Washington Public Facilities, 5.75%, 12/1/18 2,752,666 3,500,000 Tobacco Settlement Authority Washington, 6.625%, 6/1/ 3,865,960
6,500,000 Washington St General Oblig, 5.75%, 9/1/08            6,761,170
2,000,000 Washington St Var Purp Gen, 5.0%, 7/1/10              2,100,300
                                                               $28,578,633
          Wisconsin - 0.3 %
1,430,000 Adams-Friendship School District, 6.5%, 4/1/16       $1,736,263
                                                               $1,736,263
          TOTAL MUNICIPAL BONDS
          (Cost  $611,758,671)                                 $649,626,691

          Tax Exempt Money Market Mutual Fund - 0.2 %
1,009,208 Blackrock Liquidity Funds MuniFund Portfolio         $1,009,208
          TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
          (Cost  $1,009,208)                                   $1,009,208

          TOTAL INVESTMENT IN SECURITIES - 100.5%
          (Cost  $612,767,879)                                 $650,635,899

          OTHER ASSETS AND LIABILITIES - (0.5)%                $(3,122,008)

          TOTAL NET ASSETS - 100.0%                            $647,513,891

    (a) At September 30, 2006, the net unrealizEducation gain on investments based on cost for federal income tax purposes of $612,767,879 was as follows:

          Aggregate gross unrealizEducation gain for all investments in which there is an
          excess of value over tax cost                        $42,644,892

          Aggregate gross unrealizEducation loss for all investments in which there is an
          excess of tax cost over value                         (4,776,872)

          Net unrealizEducation gain                           $37,868,020



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.